Related Party Transactions - Schedule of Due to Related Parties (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Xiamen Yipin Hengrun Intellectual Property Agency [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 834,966
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	834,966
Guohua Huang [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	1,098,101	2,034,989
Kunchi Huang [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	142,998
Xiamen Yipin Hengrun IP Partners [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties		5,654
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties	$ 1,241,099	$ 2,040,643